Long-term Investments: Schedule of Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Long-term Investments:
Schedule of Long-term Investments

	December 31, 2011	December 31, 2010
Equity method investments in related parties	8,150	8,764
Available-for-sale securities	2,923	5,512
Cost method investments	8,500	6,641
Other	2,574	2,471
Total other long-term investments	13,997	14,624
Total long-term investments	22,147	23,388